Valuation results and net trading income	6 Months Ended
Jun. 30, 2022
Valuation results and net trading income [Abstract]
Valuation results and net trading income
13

Valuation results and net trading income
Valuation results and net trading income
1 January to 30 June
in EUR million 2022 2021
Securities trading results -498 798
Derivatives trading results 854 -654
Other trading results 31 62
Change in fair value of derivatives relating to
–

fair value hedges

-3,463 -627
–

cash flow hedges (ineffective portion)
25 2
–

other non-trading derivatives

9,972 265
Change in fair value of assets and liabilities (hedged items) 3,490 638
Valuation results on assets and liabilities designated at

FVPL (excluding trading)
138 -36
Foreign exchange transactions results -1,337 763
9,212 1,212